Taxation - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	¥ 1,575		¥ 17,643
Payroll and expense accrued	1,835		2,342
Net operating tax loss carry forwards	116,449		86,460
Loss on equity investment	12,676		8,937
Impairment of long-term investments	7,411		5,574
Provision of allowance for expected credit loss	21,152		9,795
Impairment of long-lived assets	1,219		1,219
Operating lease liabilities	21,191		22,168
Others	1,543		1,581
Valuation allowance	(78,910)		(55,517)	¥ (51,215)	¥ (49,927)
Total deferred tax assets, net	106,141		100,202
Deferred tax liabilities
Assets arisen from business combination and assets acquisition	19,758		25,082
Operating lease right-of-use assets	19,889		22,493
Total deferred tax liabilities	39,647		47,575
Presentation in the consolidated balance sheets after net off:
Deferred tax assets	84,950	$ 11,638	78,034
Deferred tax liabilities	¥ 19,758	$ 2,707	¥ 25,082